Taxation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Income taxes rate	26.50%	26.50%
Effective income tax expense (benefit) rate	5.80%
Percentage of increase in effective tax rate	1.00%
Sensitivity to change in effective tax rate	$ 12
Deferred tax benefit	(231)	$ (1,395)
Deferred tax asset	1,204	1,176
Assets owned by foreign subsidiary [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax benefit	$ (138)	(1,200)
Deferred tax asset		$ 1,200